Investment (Schedule of Equity Method Investments, "Home Inns") (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Home Inns [Member] CNY	Dec. 31, 2010 Home Inns [Member] CNY
Investment cost
Balance at beginning of year					603,656,113	625,181,868
Foreign currency translation					(27,359,684)	(21,525,755)
Total investment cost					576,296,429	603,656,113
Value booked under equity method
Share of profit on affiliated companies investments	9,139,934	57,525,830	66,171,992	32,869,419	167,175,531	105,543,246
Amortization of identifiable intangible assets, net of tax					(10,608,291)	(6,501,837)
Total booked value under equity method					156,567,240	99,041,409
Net book value					732,863,669	702,697,522